Commitments and contingencies - Additional Information (Detail) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 USD ($)	Apr. 25, 2018
Loss Contingencies [Line Items]
Legal and litigation related expenses	$ 9,453,000		$ 1,669,000		$ 3,307,000
Legal and litigation related expenses	1,755,000		$ 2,904,000
Litigation Settlement, Amount Awarded to Other Party	3,900,000
Pending Litigation [Member]
Loss Contingencies [Line Items]
Number of lawsuits pending			39
Aggregate amount of claimed damages	16,760,000	¥ 112,000	$ 12,870,000	¥ 89,270
Pending Litigation [Member] | Scenario, Forecast [Member]
Loss Contingencies [Line Items]
Number of lawsuits pending						42
Switchboard, Servers, Office Software And Construction In Process [Member]
Loss Contingencies [Line Items]
Irrevocable purchase obligations	4,368,000
Rental commitments [Member]
Loss Contingencies [Line Items]
Total lease expenses	2,976,000		2,382,000		2,751,000
Bandwidth Lease Commitments [Member]
Loss Contingencies [Line Items]
Total lease expenses for continuing operations	$ 68,441,000		$ 55,135,000		37,218,000
Total lease expenses for discontinued operations					$ 2,983,000